Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUE:
Revenue (Note 3)	$ 39,476	$ 42,879
EXPENSES:
Voyage expenses	2,628	1,584
Vessel operating expenses	9,037	9,924
Depreciation and amortization of deferred charges (Note 6)	6,475	6,600
General and administrative expenses (Notes 4, 8 and 9)	3,856	3,703
Gain on vessel's sale (Note 6)	(19,456)	0
Provision / (Reversal) for credit losses (Note 3)	27	(7)
Foreign currency losses	69	10
Operating income	36,840	21,065
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 4, 5, 7 and 9)	(78)	(1,108)
Interest income	1,737	1,649
Changes in fair value of warrants' liability (Note 9)	2	10
Total other income, net	1,661	551
Net income	38,501	21,616
Dividends on preferred stock (Note 10)	(915)	(917)
Net income attributable to common stockholders	$ 37,586	$ 20,699
Earnings per common share, basic (Note 10) (in dollars per share)	$ 3.02	$ 1.68
Earnings per common share, diluted (Note 10) (in dollars per share)	$ 1	$ 0.55
Weighted average number of common shares, basic (Note 10) (in shares)	12,432,158	12,297,945
Weighted average number of common shares, diluted (Note 10) (in shares)	38,667,584	39,215,897